Trading Activities (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of each Partnership's Derivatives and their Offsetting Subject to Master Netting Agreements or Similar Agreements

The following tables summarize the gross and net amounts recognized relating to assets and liabilities of each Partnership’s derivatives and their offsetting subject to master netting agreements or similar arrangements as of December 31, 2016 (termination of operations for Charter Campbell and Charter WNT) and 2015, respectively.

Charter Aspect

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2016	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$753,644	$(384,998)	$368,646	$-	$-	$368,646
Forwards	630,512	(630,512)	-	-	-	-

Total assets	$1,384,156	$(1,015,510)	$368,646	$-	$-	$368,646

Liabilities
Futures	$(384,998)	$384,998	$-	$-	$-	$-
Forwards	(732,859)	630,512	(102,347)	-	-	(102,347)

Total liabilities	$(1,117,857)	$1,015,510	$(102,347)	$-	$-	$(102,347)

Net fair value						$266,299	*

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2015	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$724,794	$(724,794)	$-	$-	$-	$-
Forwards	692,968	(665,290)	27,678	-	-	27,678

Total assets	$1,417,762	$(1,390,084)	$27,678	$-	$-	$27,678

Liabilities
Futures	$(966,476)	$724,794	$(241,682)	$-	$-	$(241,682)
Forwards	(665,290)	665,290	-	-	-	-

Total liabilities	$(1,631,766)	$1,390,084	$(241,682)	$-	$-	$(241,682)

Net fair value						$(214,004)	*

* In the event of default by Charter Aspect, MS&Co., Charter Aspect’s commodity futures broker and/or the sole counterparty to Charter Aspect’s off-exchange-traded contracts, as applicable, has the right to offset Charter Aspect’s obligation with Charter Aspect’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co., and as such, in the event of default by MS&Co., Charter Aspect is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter Aspect’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

The following tables indicate the Partnerships’ respective gross fair values of derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2016 (termination of operations for Charter Campbell and Charter WNT) and 2015, respectively:

Charter Aspect

	December 31, 2016
Assets
Futures Contracts
Commodity	$307,440
Equity	235,457
Currencies	3,131
Interest Rates	207,616

Total unrealized appreciation on open futures contracts	753,644

Liabilities
Futures Contracts
Commodity	(217,794)
Equity	(73,498)
Currencies	(2,948)
Interest Rates	(90,758)

Total unrealized depreciation on open futures contracts	(384,998)

Net unrealized appreciation on open futures contracts	$368,646	*

Assets
Forward Contracts
Commodity	$82,024
Currencies	548,488

Total unrealized appreciation on open forward contracts	630,512

Liabilities
Forward Contracts
Commodity	(291,675)
Currencies	(441,184)

Total unrealized depreciation on open forward contracts	(732,859)

Net unrealized depreciation on open forward contracts	$(102,347)	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized depreciation on open forward contracts” in the Statements of Financial Condition.

	December 31, 2015
Assets
Futures Contracts
Commodity	$521,638
Equity	68,401
Currencies	9,389
Interest Rates	125,366

Total unrealized appreciation on open futures contracts	724,794

Liabilities
Futures Contracts
Commodity	(438,942)
Equity	(96,901)
Currencies	(2,828)
Interest Rates	(427,805)

Total unrealized depreciation on open futures contracts	(966,476)

Net unrealized depreciation on open futures contracts	$(241,682)	*

Assets
Forward Contracts
Commodity	$91,854
Currencies	601,114

Total unrealized appreciation on open forward contracts	692,968

Liabilities
Forward Contracts
Commodity	(306,677)
Currencies	(358,613)

Total unrealized depreciation on open forward contracts	(665,290)

Net unrealized appreciation on open forward contracts	$27,678	**

*	This amount is in “Net unrealized depreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on each Partnership's Derivative Instruments

The following tables indicate the trading gains and losses, by market sector, on each Partnership’s derivative instruments for the years ended December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), 2015 and 2014, respectively.

  Charter Aspect

	2016		2015	2014
Sector
Commodity	$(1,989,218)		$5,506,589	$5,324,415
Equity	(90,552)		(261,308)	(649,691)
Currencies	(830,022)		(387,477)	1,220,792
Interest Rates	992,770		(293,651)	4,809,281

Total	$(1,917,022	) *	$4,564,153 *	$10,704,797	*

*	This amount is in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of each Partnership's Derivatives and their Offsetting Subject to Master Netting Agreements or Similar Agreements

Charter Campbell (Partnership in Liquidation)

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2016	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Forwards	$427,273	$(367,542)	$59,731	$-	$-	$59,731

Total assets	$427,273	$(367,542)	$59,731	$-	$-	$59,731

Liabilities
Forwards	$(367,542)	$367,542	$-	$-	$-	$-

Total liabilities	$(367,542)	$367,542	$-	$-	$-	$-

Net fair value						$59,731	*

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2015	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$269,891	$(269,891)	$-	$-	$-	$-
Forwards	1,264,408	(1,264,408)	-	-	-	-

Total assets	$1,534,299	$(1,534,299)	$-	$-	$-	$-

Liabilities
Futures	$(460,830)	$269,891	$(190,939)	$-	$-	$(190,939)
Forwards	(1,322,225)	1,264,408	(57,817)	-	-	(57,817)

Total liabilities	$(1,783,055)	$1,534,299	$(248,756)	$-	$-	$(248,756)

Net fair value						$(248,756)	*

* In the event of default by Charter Campbell, MS&Co., Charter Campbell’s commodity futures broker and/or the sole counterparty to Charter Campbell’s off-exchange-traded contracts, as applicable, had the right to offset Charter Campbell’s obligation with Charter Campbell’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There was no collateral posted by MS&Co., and as such, in the event of default by MS&Co., Charter Campbell was exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter Campbell’s exposure to counterparty risk may have been reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may have been available in the event of a default.

Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

Charter Campbell (Partnership in Liquidation)

	December 31, 2016
Assets
Forward Contracts
Commodity	$28,095
Currencies	399,178

Total unrealized appreciation on open forward contracts	427,273

Liabilities
Forward Contracts
Commodity	(152,671)
Currencies	(214,871)

Total unrealized depreciation on open forward contracts	(367,542)

Net unrealized appreciation on open forward contracts	$59,731	*

*	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

	December 31, 2015
Assets
Futures Contracts
Commodity	$175,711
Equity	26,772
Interest Rates	67,408

Total unrealized appreciation on open futures contracts	269,891

Liabilities
Futures Contracts
Commodity	(351,218)
Equity	(40,237)
Interest Rates	(69,375)

Total unrealized depreciation on open futures contracts	(460,830)

Net unrealized depreciation on open futures contracts	$(190,939	) *

Assets
Forward Contracts
Commodity	$26,107
Currencies	1,238,301

Total unrealized appreciation on open forward contracts	1,264,408

Liabilities
Forward Contracts
Commodity	(135,773)
Currencies	(1,186,452)

Total unrealized depreciation on open forward contracts	(1,322,225)

Net unrealized depreciation on open forward contracts	$(57,817	) **

*	This amount is in “Net unrealized depreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized depreciation on open forward contracts” in the Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on each Partnership's Derivative Instruments
Charter Campbell (Partnership in Liquidation)

	2016		2015		2014
Sector
Commodity	$(2,196,967)		$235,537		$599,779
Equity	158,915		9,093		(1,237,700)
Currencies	(97,018)		761,515		2,147,219
Interest Rates	728,314		(853,416)		3,854,602

Total	$(1,406,756	) *	$152,729	*	$5,363,900

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of each Partnership's Derivatives and their Offsetting Subject to Master Netting Agreements or Similar Agreements

Charter WNT (Partnership in Liquidation)

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2016	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Forwards	$279,345	$(279,345)	$-	$-	$-	$-

Total assets	$279,345	$(279,345)	$-	$-	$-	$-

Liabilities
Forwards	$(342,592)	$279,345	$(63,247)	$-	$-	$(63,247)

Total liabilities	$(342,592)	$279,345	$(63,247)	$-	$-	$(63,247)

Net fair value						$(63,247)	*

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2015	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$817,717	$(580,290)	$237,427	$-	$-	$237,427
Forwards	239,883	(237,051)	2,832	-	-	2,832

Total assets	$1,057,600	$(817,341)	$240,259	$-	$-	$240,259

Liabilities
Futures	$(580,290)	$580,290	$-	$-	$-	$-
Forwards	(237,051)	237,051	-	-	-	-

Total liabilities	$(817,341)	$817,341	$-	$-	$-	$-

Net fair value						$240,259	*

* In the event of default by Charter WNT, MS&Co., Charter WNT’s commodity futures broker and/or the sole counterparty to Charter WNT’s off-exchange-traded contracts, as applicable, had the right to offset Charter WNT’s obligation with Charter WNT’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There was no collateral posted by MS&Co., and as such, in the event of default by MS&Co., Charter WNT was exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Charter WNT’s exposure to counterparty risk may have been reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may have been available in the event of a default.

Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

Charter WNT (Partnership in Liquidation)

	December 31, 2016
Assets
Forward Contracts
Commodity	$89,654
Currencies	189,691

Total unrealized appreciation on open forward contracts	279,345

Liabilities
Forward Contracts
Commodity	(166,960)
Currencies	(175,632)

Total unrealized depreciation on open forward contracts	(342,592)

Net unrealized depreciation on open forward contracts	$(63,247	) *

*	This amount is in “Net unrealized depreciation on open forward contracts” in the Statements of Financial Condition.

December 31, 2015
Assets
Futures Contracts
Commodity	$352,267
Equity	121,112
Currencies	205,956
Interest Rates	138,382

Total unrealized appreciation on open futures contracts	817,717

Liabilities
Futures Contracts
Commodity	(146,363)
Equity	(93,411)
Currencies	(17,590)
Interest Rates	(322,926)

Total unrealized depreciation on open futures contracts	(580,290)

Net unrealized appreciation on open futures contracts	$237,427 *

Assets
Forward Contracts
Commodity	$87,839
Currencies	152,044

Total unrealized appreciation on open forward contracts	239,883

Liabilities
Forward Contracts
Commodity	(32,341)
Currencies	(204,710)

Total unrealized depreciation on open forward contracts	(237,051)

Net unrealized appreciation on open forward contracts	$2,832 **

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on each Partnership's Derivative Instruments
Charter WNT (Partnership in Liquidation)

	2016		2015	2014
Sector
Commodity	$(2,185,665)		$1,917,144	$1,595,504
Equity	101,197		(984,208)	(267,178)
Currencies	949,122		(324,778)	1,030,965
Interest Rates	2,086,024		837,563	5,466,604

Total	$950,678	*	$1,445,721 *	$7,825,895	*

*	This amount is in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.